Contract costs (Tables)	12 Months Ended
Sep. 30, 2020
Revenue From Contracts With Customers [Abstract]
Disclosure of Contract Costs

	As at September 30, 2020			As at September 30, 2019
	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
	$	$	$	$	$	$
Transition costs	477,174	246,468	230,706	476,075	258,283	217,792
Incentives	67,545	58,875	8,670	61,258	56,085	5,173
	544,719	305,343	239,376	537,333	314,368	222,965